32. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Gas Distribution Network Third Party [member]
Schedule of assets and liabilities classified as held for sale

Assets and liabilities classified as held for sale, and the results of discontinued and continuing operations, were as follows:

Consolidated and Parent company – Statements of financial position	2020	2019
Assets held for sale – investment in an affiliate	1,258	1,258

Consolidated and Parent company – Statements of income	2019
Loss for write-down of non-current assets held for sale arising from continuing operations, before taxes	73
Net income after taxes – continuing operations	73
Profit for write-down of non-current assets held for sale arising from continuing operations, before taxes	309
Deferred taxes arising from non-current assets held for sale, recognized in continuing operations	(85)
Net income after taxes - discontinued operations	224

Schedule of assets and liabilities over the cost paid in the step acquisitions

The fiscal cost of the investment was adjusted for the tax calculation, pursuant to tax law, considering the equity value of the investment, plus the goodwill and the excess of net fair value of the investee’s identifiable assets and liabilities over the cost paid in the step-acquisitions.

Cemig’s shares	68,621,263
Sale price of the shares – January 21, 2021	20
Total value	1,372
Estimated cost to sell (0.42%) (1)	(5)
Fair value, less cost to sell on 01/22/2021	1,367
Non-current asset held for sale carrying amount in 12/31/2019	(1,258)
Gains	109
IRPJ and CSLL (2)	(37)
Gain after taxes	72

(1)	The estimated cost to sell includes financing, accounting and legal advices services.
(2)	The adjustment in the tax calculation resulted in a positive effect of R$113.